UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue - New York, NY	10017
(Address of principal executive offices)	(Zip Code)

VanEck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	September 30
Date of reporting period:	June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Ireland: 1.3%
124,620	Alkermes Plc (USD) *	$5,129,359
Netherlands: 3.9%
442,079	QIAGEN NV (USD) *	15,985,577
Spain: 3.0%
576,179	Grifols SA (ADR)	12,387,848
United States: 91.8%
151,945	Alexion Pharmaceuticals, Inc. *	18,863,972
131,049	Allergan Plc	21,848,489
78,195	Alnylam Pharmaceuticals, Inc. *	7,701,426
219,041	Amgen, Inc.	40,432,778
75,670	Biogen Idec, Inc. *	21,962,461
198,678	BioMarin Pharmaceutical, Inc. *	18,715,468
35,087	Bluebird Bio, Inc. * †	5,506,905
283,259	Celgene Corp. *	22,496,430
93,174	Charles River Laboratories International, Inc. *	10,459,713
508,134	Gilead Sciences, Inc.	35,996,213
71,384	Illumina, Inc. *	19,936,837
267,338	Incyte Corp. *	17,911,646
136,696	Ionis Pharmaceuticals, Inc. * †	5,696,122
176,739	IQVIA Holdings, Inc. *	17,642,087
186,663	Nektar Therapeutics *	9,114,754
123,542	Neurocrine Biosciences, Inc. *	12,136,766
58,154	Regeneron Pharmaceuticals, Inc. *	20,062,548
164,106	Seattle Genetics, Inc. *	10,894,997
127,455	Shire Plc (ADR)	21,514,404
46,910	TESARO, Inc. * †	2,086,088
81,292	United Therapeutics Corp. *	9,198,190
139,496	Vertex Pharmaceuticals, Inc. *	23,708,740
		373,887,034
Total Common Stocks (Cost: $474,138,704)		407,389,818
MONEY MARKET FUND: 0.0% (Cost: $205,907)
205,907	Dreyfus Government Cash Management Fund - Institutional Shares	205,907
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $474,344,611)		407,595,725

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.4%
Repurchase Agreements: 1.4%
$1,333,824	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $1,334,060; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $1,360,501 including accrued interest)	1,333,824
280,506	Repurchase agreement dated 6/29/18 with Credit Agricole CIB, 2.07%, due 7/2/18, proceeds $280,554; (collateralized by various U.S. government and agency obligations, 0.00% to 1.63%, due 2/15/26 to 5/15/44, valued at $286,116 including accrued interest)	280,506
1,333,824	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $1,334,060; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $1,360,501 including accrued interest)	1,333,824
1,333,824	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.12%, due 7/2/18, proceeds $1,334,060; (collateralized by U.S. government and agency obligations 4.00%, due 6/20/47, valued at $1,360,500 including accrued interest)	1,333,824
1,333,824	Repurchase agreement dated 6/29/18 with RBC Capital Markets LLC, 2.10%, due 7/2/18, proceeds $1,334,057; (collateralized by various U.S. government and agency obligations, 2.00% to 8.00%, due 8/1/19 to 7/1/48, valued at $1,360,500 including accrued interest)	1,333,824
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $5,615,802)		5,615,802
Total Investments: 101.4% (Cost: $479,960,413)		413,211,527
Liabilities in excess of other assets: (1.4)%		(5,802,445)
NET ASSETS: 100.0%		$407,409,082

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,486,101.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	60.2%	$245,372,802
Health Care	28.3	115,634,889
Life Sciences Tools & Services	11.4	46,382,127
Money Market Fund	0.1	205,907
	100.0%	$407,595,725

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$407,389,818	$—	$—	$407,389,818
Money Market Fund	205,907	—	—	205,907
Repurchase Agreements	—	5,615,802	—	5,615,802
Total	$407,595,725	$5,615,802	$—	$413,211,527

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
United Kingdom: 9.9%
21,236	Steris Plc (USD)	$2,229,992
United States: 90.2%
28,643	ABM Industries, Inc.	835,803
36,233	Advanced Disposal Services, Inc. *	897,854
8,578	Cantel Medical Corp.	843,732
17,185	Casella Waste Systems, Inc. *	440,108
74,866	Ceco Environmental Corp.	459,677
16,181	Clean Harbors, Inc. *	898,855
51,322	Covanta Holding Corp.	846,813
44,288	Darling International, Inc. *	880,445
19,071	Donaldson Company, Inc.	860,484
42,477	Evoqua Water Technologies Corp. *	870,778
22,685	Heritage-Crystal Clean, Inc. *	455,968
44,699	Newpark Resources, Inc. *	484,984
32,800	Republic Services, Inc.	2,242,208
13,075	Schnitzer Steel Industries, Inc.	440,628
13,812	Stericycle, Inc. *	901,785
11,309	Tennant Co. †	893,411
19,184	Tenneco, Inc.	843,329
15,030	Tetra Tech, Inc.	879,255
14,038	US Ecology, Inc.	894,221
29,946	Waste Connections, Inc.	2,254,335
27,912	Waste Management, Inc.	2,270,362
		20,395,035
Total Common Stocks (Cost: $19,771,495)		22,625,027
MONEY MARKET FUND: 0.4% (Cost: $83,229)
83,229	Dreyfus Government Cash Management Fund - Institutional Shares	83,229
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $19,854,724)		22,708,256

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $27,556)
Repurchase Agreement: 0.1%
$27,556	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.10%, due 7/2/18, proceeds $27,561; (collateralized by various U.S. government and agency obligations, 0.13% to 1.63%, due 8/31/22 to 7/15/24, valued at $28,107 including accrued interest)	27,556
Total Investments: 100.6% (Cost: $19,882,280)		22,735,812
Liabilities in excess of other assets: (0.6)%		(136,052)
NET ASSETS: 100.0%		$22,599,760

Definitions:
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $26,307.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.7%	$843,329
Consumer Staples	3.9	880,445
Energy	2.1	484,984
Health Care	13.5	3,073,724
Industrials	74.4	16,901,917
Materials	2.0	440,628
Money Market Fund	0.4	83,229
	100.0%	$22,708,256

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$22,625,027	$—	$—	$22,625,027
Money Market Fund	83,229	—	—	83,229
Repurchase Agreement	—	27,556	—	27,556
Total	$22,708,256	$27,556	$—	$22,735,812

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 13.3%
110,435	Aristocrat Leisure Ltd. #	$2,517,956
71,085	Crown Ltd. #	708,124
124,940	Star Entertainment Group Ltd. #	454,355
362,610	TABCORP Holdings Ltd. #	1,193,442
		4,873,877
Cambodia: 0.8%
334,000	Nagacorp Ltd. #	302,926
Canada: 3.0%
9,648	Great Canadian Gaming Corp. *	341,415
20,699	Stars Group, Inc. (USD) *	751,374
		1,092,789
China / Hong Kong: 25.2%
371,240	Galaxy Entertainment Group Ltd. #	2,861,741
16,140,000	Landing International Development Ltd. * #	245,588
46,696	Melco Crown Entertainment Ltd. (ADR)	1,307,488
138,000	Melco International Development Ltd. #	423,337
183,700	MGM China Holdings Ltd. #	424,766
476,400	Sands China Ltd. #	2,539,922
472,000	SJM Holdings Ltd. #	585,400
262,400	Wynn Macau Ltd. #	840,915
		9,229,157
Greece: 1.4%
46,952	OPAP SA #	529,267
Ireland: 3.9%
12,997	Paddy Power Betfair Plc	1,441,592
Japan: 3.6%
12,500	Heiwa Corp. #	301,392
10,079	Sankyo Co. Ltd. #	393,960
37,400	Sega Sammy Holdings, Inc. #	639,830
		1,335,182
Malaysia: 2.1%
633,998	Genting Malaysia Bhd #	765,584
Malta: 1.1%
32,354	Kindred Group Plc (LDR) #	405,810
New Zealand: 0.7%
98,641	Sky City Entertainment Group Ltd. #	269,580
Singapore: 3.0%
1,243,700	Genting Singapore Ltd.	1,112,808
South Africa: 0.6%
133,621	Tsogo Sun Holdings Ltd. #	199,673
South Korea: 1.9%
21,619	Kangwon Land, Inc. #	507,317
11,188	Paradise Co. Ltd. #	181,044
		688,361
Sweden: 1.0%
22,541	Betsson AB #	136,797
43,089	NetEnt AB #	229,148
		365,945
United Kingdom: 6.4%
87,615	GVC Holdings Plc #	1,211,997
44,617	Playtech Ltd. #	442,584
168,254	William Hill Plc #	672,257
		2,326,838
United States: 32.0%
13,351	Boyd Gaming Corp.	462,746
72,092	Caesars Entertainment Corp. *	771,384
1,814	Churchill Downs, Inc.	537,851
9,163	Eldorado Resorts, Inc. * †	358,273
31,893	Gaming and Leisure Properties, Inc.	1,141,769
21,949	International Game Technology Plc †	510,095
39,520	Las Vegas Sands Corp.	3,017,747
74,124	MGM Resorts International	2,151,820
12,108	Penn National Gaming, Inc. *	406,708
7,575	Scientific Games Corp. *	372,311
11,942	Wynn Resorts Ltd.	1,998,374
		11,729,078
Total Common Stocks (Cost: $38,382,990)		36,668,467
RIGHTS: 0.0% (Cost: $0)
United Kingdom: 0.0%
323,603	GVC Holdings Plc (a) * #	0
MONEY MARKET FUND: 0.1% (Cost: $18,921)
18,920	Dreyfus Government Cash Management Fund - Institutional Shares	18,921
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $38,401,911)		36,687,388

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3% (Cost: $850,657)
Repurchase Agreement: 2.3%
$850,657	Repurchase agreement dated 6/29/18 with Nomura Securities International, Inc., 2.12%, due 7/2/18, proceeds $850,807; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/15/18 to 5/20/68, valued at $867,670 including accrued interest)	850,657
Total Investments: 102.4% (Cost: $39,252,568)		37,538,045
Liabilities in excess of other assets: (2.4)%		(865,043)
NET ASSETS: 100.0%		$36,673,002

Definitions:
ADR	American Depositary Receipt
LDR	Local Depositary Receipt
USD	United States Dollar

Footnotes:
(a)	Contingent Value Right
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $824,904.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $19,984,712 which represents 54.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	95.5%	$35,051,962
Information Technology	1.3	474,736
Real Estate	3.1	1,141,769
Money Market Fund	0.1	18,921
	100.0%	$36,687,388

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,873,877	$—	$4,873,877
Cambodia	—	302,926	—	302,926
Canada	1,092,789	—	—	1,092,789
China / Hong Kong	1,307,488	7,921,669	—	9,229,157
Greece	—	529,267	—	529,267
Ireland	1,441,592	—	—	1,441,592
Japan	—	1,335,182	—	1,335,182
Malaysia	—	765,584	—	765,584
Malta	—	405,810	—	405,810
New Zealand	—	269,580	—	269,580
Singapore	1,112,808	—	—	1,112,808
South Africa	—	199,673	—	199,673
South Korea	—	688,361	—	688,361
Sweden	—	365,945	—	365,945
United Kingdom	—	2,326,838	—	2,326,838
United States	11,729,078	—	—	11,729,078
Rights*	—	0	—	0
Money Market Fund	18,921	—	—	18,921
Repurchase Agreement	—	850,657	—	850,657
Total	$16,702,676	$20,835,369	$—	$37,538,045

*	See Schedule of Investments for geographic sector breakouts.

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $3,932,658. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Belgium: 4.3%
2,057	UCB SA #	$161,214
China / Hong Kong: 13.7%
66,000	CSPC Pharmaceutical Group Ltd. #	198,189
1,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	7,041
5,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	27,336
9,700	Shanghai Pharmaceuticals Holding Co. Ltd. #	26,698
133,500	Sino Biopharmaceutical Ltd. #	203,886
12,800	Sinopharm Group Co. Ltd.	51,474
		514,624
Finland: 0.8%
1,102	Orion OYJ #	29,632
Germany: 1.7%
659	Stada Arzneimittel AG	61,892
Hungary: 1.0%
1,971	Richter Gedeon Nyrt #	35,905
India: 16.4%
6,197	Aurobindo Pharma Ltd. #	54,950
6,346	Biocon Ltd. #	57,379
10,829	Cadila Healthcare Ltd. * #	59,783
8,516	Cipla Ltd. #	76,497
1,754	Dr Reddy’s Laboratories Ltd. (ADR)	56,479
4,782	Lupin Ltd. #	63,098
25,378	Sun Pharmaceuticals Industries Ltd. #	209,213
1,790	Torrent Pharmaceuticals Ltd. #	36,577
		613,976
Indonesia: 1.1%
495,800	Kalbe Farma Tbk PT #	42,171
Ireland: 6.7%
1,652	Alkermes Plc (USD) *	67,996
572	ICON Plc (USD) *	75,807
1,490	Perrigo Co. Plc (USD)	108,636
		252,439
Israel: 8.3%
424	Taro Pharmaceutical Industries Ltd. (USD) *	49,053
10,756	Teva Pharmaceutical Industries Ltd. (ADR)	261,586
		310,639
Japan: 8.7%
1,000	Hisamitsu Pharmaceutical Co., Inc. #	84,222
6,100	Kyowa Hakko Kirin Co. Ltd. #	122,727
1,000	Taisho Pharmaceutical Holdings Co. Ltd. #	116,931
		323,880
Jordan: 1.3%
2,546	Hikma Pharmaceuticals Plc (GBP) #	50,238
South Africa: 2.4%
4,828	Aspen Pharmacare Holdings Ltd. #	90,724
South Korea: 8.2%
981	Celltrion, Inc. * #	266,523
672	Hanmi Science Co. Ltd. #	38,948
		305,471
Switzerland: 5.6%
788	Lonza Group AG #	207,670
United States: 19.8%
1,170	Albemarle Corp.	110,366
502	Charles River Laboratories International, Inc. *	56,355
2,203	IQVIA Holdings, Inc. *	219,903
913	Mallinckrodt Plc * †	17,037
5,445	Mylan NV *	196,782
5,918	Opko Health, Inc. * †	27,815
675	PRA Health Sciences, Inc. *	63,018
1,104	Syneos Health, Inc. *	51,778
		743,054
Total Common Stocks (Cost: $3,518,124)		3,743,529
MONEY MARKET FUND: 0.8% (Cost: $29,277)
29,277	Dreyfus Government Cash Management Fund - Institutional Shares	29,277
Total Investments Before Collateral for Securities Loaned: 100.8% (Cost: $3,547,401)		3,772,806

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $45,277)
Repurchase Agreement: 1.2%
$45,277	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.10%, due 7/2/18, proceeds $45,285; (collateralized by various U.S. government and agency obligations, 0.13% to 1.63%, due 8/31/22 to 7/15/24, valued at $46,183 including accrued interest)	45,277
Total Investments: 102.0% (Cost: $3,592,678)		3,818,083
Liabilities in excess of other assets: (2.0)%		(73,611)
NET ASSETS: 100.0%		$3,744,472

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $42,602.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,267,552 which represents 60.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	11.1%	$419,713
Health Care Distributors	2.1	78,172
Life Sciences Tools & Services	17.9	674,531
Pharmaceuticals	65.2	2,460,747
Specialty Chemicals	2.9	110,366
Money Market Fund	0.8	29,277
	100.0%	$3,772,806

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Belgium	$—	$161,214	$—	$161,214
China / Hong Kong	51,474	463,150	—	514,624
Finland	—	29,632	—	29,632
Germany	61,892	—	—	61,892
Hungary	—	35,905	—	35,905
India	56,479	557,497	—	613,976
Indonesia	—	42,171	—	42,171
Ireland	252,439	—	—	252,439
Israel	310,639	—	—	310,639
Japan	—	323,880	—	323,880
Jordan	—	50,238	—	50,238
South Africa	—	90,724	—	90,724
South Korea	—	305,471	—	305,471
Switzerland	—	207,670	—	207,670
United States	743,054	—	—	743,054
Money Market Fund	29,277	—	—	29,277
Repurchase Agreement	—	45,277	—	45,277
Total	$1,505,254	$2,312,829	$—	$3,818,083

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $154,390, and transfers of securities from Level 2 to Level 1 were $53,386. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 7.0%
136,959	Brambles Ltd. #	$897,714
149,882	IOOF Holdings Ltd. #	992,222
59,043	Magellan Financial Group Ltd. #	1,014,509
50,112	National Australia Bank Ltd. #	1,015,855
218,868	Platinum Asset Management Ltd. † #	928,273
246,635	TPG Telecom Ltd. #	941,241
48,019	Westpac Banking Corp. #	1,041,136
		6,830,950
Belgium: 1.0%
12,973	KBC Group NV #	996,115
Canada: 6.1%
11,417	Canadian Imperial Bank of Commerce †	992,549
52,821	CI Financial Corp.	948,847
83,282	Comeco Corp.	936,365
20,934	National Bank of Canada	1,004,488
18,912	Nutrien Ltd.	1,028,231
24,424	TransCanada Corp.	1,056,093
		5,966,573
China / Hong Kong: 18.1%
1,926,000	Agricultural Bank of China Ltd. #	898,937
167,000	Anta Sports Products Ltd. #	880,659
3,766,000	Bank of China Ltd. #	1,867,689
1,396,000	Beijing Capital International Airport Co. Ltd. #	1,466,429
367,500	Beijing Enterprises Holdings Ltd. #	1,784,362
320,000	China Resources Gas Group Ltd. #	1,383,449
235,000	CK Asset Holdings Ltd. #	1,860,369
152,600	Hongkong Land Holdings Ltd. (USD) #	1,090,927
2,390,000	Industrial & Commercial Bank of China Ltd. #	1,782,592
10,971	SINA Corp. (USD) *	929,134
125,000	Sun Hung Kai Properties Ltd. #	1,883,278
18,700	Tencent Holdings Ltd. #	939,046
24,590	Yum China Holdings, Inc. (USD)	945,731
		17,712,602
France: 3.1%
118,647	Orange SA #	1,980,050
27,150	Scor SE #	1,003,821
		2,983,871
Germany: 10.4%
8,977	Bayer AG #	985,676
19,664	Bayerische Motoren Werke AG #	1,777,098
23,829	GEA Group AG #	802,347
21,107	HeidelbergCement AG #	1,771,902
23,502	KION Group AG #	1,686,600
15,486	Siemens AG #	2,039,935
13,136	Symrise AG #	1,148,818
		10,212,376
Italy: 0.8%
1,035,646	Telecom Italia SpA * #	767,127
Japan: 17.9%
19,900	Denso Corp. #	970,567
11,300	East Japan Railway Co. #	1,081,661
9,200	FANUC Corp. #	1,822,726
11,300	Hoshizaki Corp. #	1,141,490
14,700	Kao Corp. #	1,119,951
37,500	KDDI Corp. #	1,024,971
122,800	Kubota Corp. #	1,926,468
54,500	LINE Corp. * #	2,249,126
6,600	Murata Manufacturing Co. Ltd. #	1,107,484
32,000	Nabtesco Corp. #	982,753
6,600	Nidec Corp. #	986,846
24,800	Seven & i Holdings Co. Ltd. #	1,081,181
12,700	SoftBank Group Corp. #	906,474
38,000	Unicharm Corp. #	1,141,925
		17,543,623
Luxembourg: 1.9%
30,720	Millicom International Cellular SA (SEK) † #	1,807,650
Mexico: 3.3%
1,322,300	America Movil SAB de CV	1,114,713
208,700	Grupo Aeroportuario del Centro Norte SAB de CV	1,099,681
104,300	Grupo Aeroportuario del Pacifico SAB de CV	975,782
		3,190,176
Netherlands: 3.1%
331,312	Koninklijke KPN NV #	900,704
49,234	Koninklijke Philips NV #	2,085,499
		2,986,203
Singapore: 4.9%
757,300	CapitaLand Ltd. #	1,751,486
1,291,400	CapitaLand Mall Trust #	1,961,540
1,251,800	Genting Singapore Ltd.	1,120,056
		4,833,082
South Korea: 2.0%
9,531	SK Telecom Co. Ltd. #	1,992,070
Spain: 4.3%
125,134	Banco Bilbao Vizcaya Argentaria SA #	882,328
85,297	Gas Natural SDG SA † #	2,254,416
36,213	Grifols SA #	1,085,175
		4,221,919
Sweden: 1.8%
95,629	Nordea Bank AB #	918,432
74,059	Svenska Handelsbanken AB #	821,222
		1,739,654
Switzerland: 2.9%
65,297	Credit Suisse Group AG #	973,785
18,616	LafargeHolcim Ltd. #	902,737
65,683	UBS Group AG #	1,004,257
		2,880,779
United Kingdom: 9.5%
49,795	GlaxoSmithKline PCL #	1,004,295
2,270,440	Lloyds Banking Group Plc #	1,884,538
163,834	Meggitt Plc #	1,063,554
174,237	Rolls-Royce Holdings Plc	2,270,312
5,890,586	Rolls-Royce Holdings Plc - C Shares * # §	7,777
47,320	Smiths Group Plc #	1,057,409
20,064	Unilever Plc #	1,108,765
367,600	Vodafone Group Plc #	890,772
		9,287,422
United States: 2.0%
246,300	Samsonite International SA (HKD) #	868,252
18,976	Shire Plc (GBP) #	1,069,491
		1,937,743
Total Common Stocks (Cost: $99,486,856)		97,889,935

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Repurchase Agreements: 3.2%
$1,000,000	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $1,000,177; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $1,000,177; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $1,020,000 including accrued interest)	1,000,000
158,924	Repurchase agreement dated 6/29/18 with J.P. Morgan Securities LLC , 2.10%, due 7/2/18, proceeds $158,952; (collateralized by various U.S. government and agency obligations, 1.25% to 2.63%, due 1/31/20 to 11/30/21, valued at $162,104 including accrued interest)	158,924
1,000,000	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.10%, due 7/2/18, proceeds $1,000,175; (collateralized by various U.S. government and agency obligations, 0.13% to 1.63%, due 8/31/22 to 7/15/24, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $3,158,924)		3,158,924
Total Investments: 103.3% (Cost: $102,645,780)		101,048,859
Liabilities in excess of other assets: (3.3)%		(3,263,657)
NET ASSETS: 100.0%		$97,785,202

Definitions:
GBP	British Pound
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,033,511.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $83,467,953 which represents 85.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $7,777 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	6.7%	$6,562,363
Consumer Staples	4.6	4,451,822
Energy	2.0	1,992,458
Financials	21.4	20,971,595
Health Care	6.4	6,230,136
Industrials	21.8	21,309,484
Information Technology	5.3	5,224,790
Materials	5.0	4,851,688
Real Estate	8.7	8,547,600
Telecommunication Services	12.6	12,325,772
Utilities	5.5	5,422,227
	100.0%	$97,889,935

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$6,830,950	$—	$6,830,950
Belgium	—	996,115	—	996,115
Canada	5,966,573	—	—	5,966,573
China / Hong Kong	1,874,865	15,837,737	—	17,712,602
France	—	2,983,871	—	2,983,871
Germany	—	10,212,376	—	10,212,376
Italy	—	767,127	—	767,127
Japan	—	17,543,623	—	17,543,623
Luxembourg	—	1,807,650	—	1,807,650
Mexico	3,190,176	—	—	3,190,176
Netherlands	—	2,986,203	—	2,986,203
Singapore	1,120,056	3,713,026	—	4,833,082
South Korea	—	1,992,070	—	1,992,070
Spain	—	4,221,919	—	4,221,919
Sweden	—	1,739,654	—	1,739,654
Switzerland	—	2,880,779	—	2,880,779
United Kingdom	—	9,287,422	—	9,287,422
United States	—	1,937,743	—	1,937,743
Repurchase Agreements	—	3,158,924	—	3,158,924
Total	$12,151,670	$88,897,189	$—	$101,048,859

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $3,019,905. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Banks: 2.5%
639,974	Wells Fargo & Co.	$35,480,159
Capital Goods: 3.7%
2,593,391	General Electric Co.	35,296,052
138,366	United Technologies Corp.	17,299,901
		52,595,953
Commercial & Professional Services: 1.3%
287,588	Stericycle, Inc. *	18,776,621
Consumer Services: 3.4%
111,820	McDonald’s Corp.	17,521,076
612,079	Starbucks Corp.	29,900,059
		47,421,135
Diversified Financials: 4.6%
173,790	American Express Co.	17,031,420
322,363	Charles Schwab Corp.	16,472,749
973,678	Franklin Resources, Inc.	31,206,380
		64,710,549
Energy: 1.6%
343,583	Cheniere Energy, Inc. *	22,398,176
Food, Beverage & Tobacco: 14.2%
954,651	Campbell Soup Co. †	38,701,552
777,085	General Mills, Inc.	34,393,782
376,673	Hershey Co.	35,053,189
869,853	Mondelez International, Inc.	35,663,973
338,591	PepsiCo, Inc.	36,862,402
228,335	Philip Morris International, Inc.	18,435,768
		199,110,666
Health Care Equipment & Services: 16.8%
387,506	AmerisourceBergen Corp.	33,042,637
584,733	Cardinal Health, Inc.	28,552,512
543,630	CVS Caremark Corp.	34,982,590
467,177	Express Scripts Holding Co. *	36,070,736
240,277	McKesson Corp.	32,052,952
427,027	Medtronic Plc	36,557,781
310,465	Zimmer Biomet Holdings, Inc.	34,598,220
		235,857,428
Household & Personal Products: 3.9%
280,449	Colgate-Palmolive Co.	18,175,900
468,895	The Procter and Gamble Co.	36,601,944
		54,777,844
Materials: 2.5%
545,012	Compass Minerals International, Inc. †	35,834,539
Media: 8.4%
1,040,656	Comcast Corp.	34,143,923
941,432	Twenty-First Century Fox, Inc.	46,779,756
348,403	Walt Disney Co.	36,516,118
		117,439,797
Pharmaceuticals, Biotechnology: 18.0%
220,107	Allergan Plc	36,696,239
192,827	Amgen, Inc.	35,593,936
120,958	Biogen Idec, Inc. *	35,106,850
331,582	Bristol-Myers Squibb Co.	18,349,748
430,899	Eli Lilly & Co.	36,768,612
243,818	Gilead Sciences, Inc.	17,272,067
612,499	Merck and Co., Inc.	37,178,689
985,757	Pfizer, Inc.	35,763,264
		252,729,405
Retailing: 6.5%
22,113	Amazon.com, Inc. *	37,587,677
930,081	L Brands, Inc.	34,301,387
210,337	Lowe’s Cos, Inc.	20,101,907
		91,990,971
Semiconductor: 2.3%
355,999	Microchip Technology, Inc. †	32,378,109
Software & Services: 7.7%
188,887	Guidewire Software, Inc. *	16,769,388
194,831	Microsoft Corp.	19,212,285
274,645	Salesforce.com, Inc. *	37,461,578
1,745,477	The Western Union Co.	35,485,547
		108,928,798
Utilities: 2.7%
550,283	Dominion Energy, Inc.	37,518,295
Total Common Stocks (Cost: $1,370,098,311)		1,407,948,445

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.2%
Repurchase Agreements: 4.2%
$13,910,250	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $13,912,707; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $14,188,455 including accrued interest)	13,910,250
13,910,250	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $13,912,707; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $14,188,455 including accrued interest)	13,910,250
13,910,250	Repurchase agreement dated 6/29/18 with HSBC Securities USA, Inc., 2.10%, due 7/2/18, proceeds $13,912,684; (collateralized by U.S. government and agency obligations 2.38%, due 4/15/21, valued at $14,188,649 including accrued interest)	13,910,250
2,925,204	Repurchase agreement dated 6/29/18 with J.P. Morgan Securities LLC, 2.10%, due 7/2/18, proceeds $2,925,716; (collateralized by various U.S. government and agency obligations, 1.25% to 2.63%, due 1/31/20 to 11/30/21, valued at $2,983,733 including accrued interest)	2,925,204
13,910,250	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.12%, due 7/2/18, proceeds $13,912,707; (collateralized by various U.S. government and agency obligations, 4.00% to 4.00%, due 6/20/47 to 6/20/47, valued at $14,188,455 including accrued interest)	13,910,250
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $58,566,204)		58,566,204
Total Investments: 104.3% (Cost: $1,428,664,515)		1,466,514,649
Liabilities in excess of other assets: (4.3)%		(59,997,508)
NET ASSETS: 100.0%		$1,406,517,141

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $57,131,979.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	18.2%	$256,851,903
Consumer Staples	18.0	253,888,510
Energy	1.6	22,398,176
Financials	7.1	100,190,708
Health Care	34.7	488,586,833
Industrials	5.1	71,372,574
Information Technology	10.0	141,306,907
Materials	2.6	35,834,539
Utilities	2.7	37,518,295
	100.0%	$1,407,948,445

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,407,948,445	$—	$—	$1,407,948,445
Repurchase Agreements	—	58,566,204	—	58,566,204
Total	$1,407,948,445	$58,566,204	$—	$1,466,514,649

*	See Schedule of Investments for industry sector breakouts.

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS NDR CMG LONG/FLAT ALLOCATION ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUND: 80.2% (Cost: $26,517,583)
106,997	Vanguard S&P 500 ETF	$26,696,821

Principal Amount
SHORT-TERM INVESTMENTS: 19.5%
United States Treasury Obligation: 19.4% (Cost: $6,455,443)
6,483,000	United States Treasury Bills 1.88%, 09/20/18	6,456,024

Number of Shares
Money Market Fund: 0.1% (Cost: $26,057)
26,057	Dreyfus Government Cash Management Fund - Institutional Shares	26,057
Total Short-term Investments (Cost: $6,481,500)		6,482,081
Total Investments: 99.7% (Cost: $32,999,083)		33,178,902
Other assets less liabilities: 0.3%		100,043
NET ASSETS: 100.0%		$33,278,945

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Fund	80.5%	$26,696,821
Government	19.4	6,456,024
Money Market Fund	0.1	26,057
	100.0%	$33,178,902

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$26,696,821	$—	$—	$26,696,821
Money Market Fund	26,057	—	—	26,057
United States Treasury Obligation	—	6,456,024	—	6,456,024
Total	$26,722,878	$6,456,024	$—	$33,178,902

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Denmark: 5.0%
298,054	Novo-Nordisk AS (ADR)	$13,746,251
France: 5.2%
361,195	Sanofi SA (ADR)	14,451,412
Ireland: 10.2%
368,590	Endo International Plc (USD) *	3,475,804
71,695	Jazz Pharmaceuticals Plc (USD) *	12,353,049
171,640	Perrigo Co. Plc (USD)	12,514,272
		28,343,125
Israel: 5.1%
576,488	Teva Pharmaceutical Industries Ltd. (ADR)	14,020,188
Switzerland: 5.1%
185,664	Novartis AG (ADR)	14,025,059
United Kingdom: 12.2%
381,421	AstraZeneca Plc (ADR)	13,391,691
343,429	GlaxoSmithKline Plc (ADR)	13,843,623
47,146	GW Pharmaceuticals Plc (ADR) *	6,578,753
		33,814,067
United States: 57.0%
139,666	AbbVie, Inc.	12,940,055
170,845	Akorn, Inc. *	2,834,319
144,204	AmerisourceBergen Corp.	12,296,275
263,867	Bristol-Myers Squibb Co.	14,602,400
199,069	Catalent, Inc. *	8,339,000
146,252	Eli Lilly & Co.	12,479,683
113,721	Johnson & Johnson	13,798,906
143,257	Mallinckrodt Plc * †	2,673,176
86,291	McKesson Corp.	11,511,219
225,477	Merck and Co., Inc.	13,686,454
310,460	Mylan NV *	11,220,024
146,124	Patterson Companies, Inc. †	3,312,631
383,832	Pfizer, Inc.	13,925,425
494,586	Valeant Pharmaceuticals International, Inc. *	11,494,179
147,039	Zoetis, Inc.	12,526,252
		157,639,998
Total Common Stocks (Cost: $349,941,450)		276,040,100
MONEY MARKET FUND: 0.1% (Cost: $274,502)
274,502	Dreyfus Government Cash Management Fund - Institutional Shares	274,502
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $350,215,952)		276,314,602

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Repurchase Agreements: 2.0%
$1,326,982	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $1,327,216; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $1,353,522 including accrued interest)	1,326,982
279,065	Repurchase agreement dated 6/29/18 with Credit Agricole CIB, 2.07%, due 7/2/18, proceeds $279,113; (collateralized by various U.S. government and agency obligations, 0.00% to 1.63%, due 2/15/26 to 5/15/44, valued at $284,646 including accrued interest)	279,065
1,326,982	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $1,327,216; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $1,353,522 including accrued interest)	1,326,982
1,326,982	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.12%, due 7/2/18, proceeds $1,327,216; (collateralized by U.S. government and agency obligations 4.00%, due 6/20/47, valued at $1,353,522 including accrued interest)	1,326,982
1,326,982	Repurchase agreement dated 6/29/18 with RBC Capital Markets LLC, 2.10%, due 7/2/18, proceeds $1,327,214; (collateralized by various U.S. government and agency obligations, 2.00% to 8.00%, due 8/1/19 to 7/1/48, valued at $1,353,522 including accrued interest)	1,326,982
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $5,586,993)		5,586,993
Total Investments: 101.9% (Cost: $355,802,945)		281,901,595
Liabilities in excess of other assets: (1.9)%		(5,167,605)
NET ASSETS: 100.0%		$276,733,990

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,300,459.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Health Care	24.7%	$68,284,127
Pharmaceuticals	75.2	207,755,973
Money Market Fund	0.1	274,502
	100.0%	$276,314,602

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$276,040,100	$—	$—	$276,040,100
Money Market Fund	274,502	—	—	274,502
Repurchase Agreements	—	5,586,993	—	5,586,993
Total	$276,314,602	$5,586,993	$—	$281,901,595

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS REAL ASSET ALLOCATION ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 100.3%
15,557	Global X MLP & Energy Infrastructure ETF	$207,219
46,314	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	854,957
32,235	iShares Gold Trust *	387,465
5,680	iShares MSCI Global Metals & Mining Producers ETF	185,338
3,117	SPDR Gold Trust *	369,832
4,923	VanEck Vectors Agribusiness ETF ‡	306,161
12,290	VanEck Vectors Coal ETF ‡	193,936
7,146	VanEck Vectors Oil Services ET ‡	187,726
4,263	VanEck Vectors Steel ETF ‡	193,029
11,793	VanEck Vectors Unconventional Oil & Gas ETF ‡	206,224
9,490	Vanguard Real Estate ETF	772,961
Total Exchange Traded Funds (Cost: $3,832,573)		3,864,848
Total Exchange Traded Funds (Cost: $3,832,573)		3,864,848
Liabilities in excess of other assets: (0.3)%		(11,538)
NET ASSETS: 100.0%		$3,853,310

Footnotes:
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2018 is set forth below:

Affiliates	Value 04/09/18(a)	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/18
VanEck Vectors Agribusiness ETF	$—	$770,030	$(475,893)	$6,757	$—	$5,267	$306,161
VanEck Vectors Coal ETF	—	320,287	(123,883)	(2,345)	—	(123)	193,936
VanEck Vectors Oil Services ET	—	188,515	(12,561)	1,532	—	10,240	187,726
VanEck Vectors Steel ETF	—	199,881	(3,386)	235	—	(3,701)	193,029
VanEck Vectors Unconventional Oil & Gas ETF	—	190,426	(13,035)	1,432	—	27,401	206,224
	$—	$1,669,139	$(628,758)	$7,611	$—	$39,084	$1,087,076

(a)	Commencement of Operations

Summary of Investments by Sector	% of Investments	Value
Agribusiness Equities	7.9%	$306,161
Coal Equities	5.0	193,936
Diversified Commodities Futures	22.1	854,957
Global Metals and Mining Equities	4.8	185,338
Gold Bullion	19.6	757,297
Master Limited Partnerships	5.4	207,219
Oil Services Equities	4.9	187,726
Steel Equities	5.0	193,029
Unconventional Oil & Gas Equities	5.3	206,224
US Real Estate Investment Trusts	20.0	772,961
	100.0%	$3,864,848

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$3,864,848	$—	$—	$3,864,848

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 3.1%
69,671	JD.com, Inc. (ADR) *	$2,713,685
United States: 97.0%
10,288	Amazon.com, Inc. *	17,487,542
15,518	AmerisourceBergen Corp.	1,323,220
2,273	AutoZone, Inc. *	1,525,024
19,902	Best Buy Co., Inc.	1,484,291
21,933	Cardinal Health, Inc.	1,070,988
22,065	Costco Wholesale Corp.	4,611,144
60,314	CVS Caremark Corp.	3,881,206
21,366	Dollar General Corp.	2,106,688
21,189	Dollar Tree, Inc. *	1,801,065
52,201	Home Depot, Inc.	10,184,415
14,214	Kohl’s Corp.	1,036,201
79,091	Kroger Co.	2,250,139
18,070	L Brands, Inc.	666,422
44,282	Lowe’s Cos, Inc.	4,232,031
26,239	MACY’S, Inc.	982,126
17,538	McKesson Corp.	2,339,569
7,015	O’Reilly Automotive, Inc. *	1,919,094
33,742	Ross Stores, Inc.	2,859,635
47,031	Sysco Corp.	3,211,747
46,894	Target Corp.	3,569,571
30,941	The Gap, Inc.	1,002,179
41,624	TJX Cos., Inc.	3,961,772
62,157	Walgreens Boots Alliance, Inc.	3,730,352
86,796	Wal-Mart Stores, Inc.	7,434,077
		84,670,498
Total Common Stocks (Cost: $90,032,660)		87,384,183
MONEY MARKET FUND: 0.0% (Cost: $8,315)
8,315	Dreyfus Government Cash Management Fund - Institutional Shares	8,315
Total Investments: 100.1% (Cost: $90,040,975)		87,392,498
Liabilities in excess of other assets: (0.1)%		(127,812)
NET ASSETS: 100.0%		$87,264,686

Definitions:
ADR	American Depositary Receipt

Footnotes:
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	65.8%	$57,531,741
Consumer Staples	24.3	21,237,459
Health Care	9.9	8,614,983
Money Market Fund	0.0	8,315
	100.0%	$87,392,498

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$87,384,183	$—	$—	$87,384,183
Money Market Fund	8,315	—	—	8,315
Total	$87,392,498	$—	$—	$87,392,498

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Netherlands: 9.7%
289,411	ASML Holding NV (USD) †	$57,294,696
485,717	NXP Semiconductors NV (USD) *	53,074,297
		110,368,993
Taiwan: 8.5%
2,622,052	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	95,862,221
United States: 81.6%
2,414,449	Advanced Micro Devices, Inc. * †	36,192,590
544,887	Analog Devices, Inc.	52,265,561
1,059,129	Applied Materials, Inc.	48,921,168
234,570	Broadcom, Inc.	56,916,065
674,841	Cadence Design Systems, Inc. *	29,227,364
208,413	Cavium, Inc. *	18,027,724
2,242,568	Intel Corp.	111,478,055
342,870	KLA-Tencor Corp.	35,154,461
278,674	Lam Research Corp.	48,168,801
1,051,044	Marvell Technology Group Ltd.	22,534,383
696,612	Maxim Integrated Products, Inc.	40,863,260
486,612	Microchip Technology, Inc. †	44,257,361
1,040,321	Micron Technology, Inc. *	54,554,433
292,134	NVIDIA Corp.	69,206,545
926,684	ON Semiconductor Corp. *	20,604,819
204,628	Qorvo, Inc. *	16,405,027
1,033,015	Qualcomm, Inc.	57,972,802
418,169	Skyworks Solutions, Inc.	40,416,034
451,795	Teradyne, Inc.	17,199,836
523,384	Texas Instruments, Inc.	57,703,086
123,375	Universal Display Corp. †	10,610,250
582,029	Xilinx, Inc.	37,983,213
		926,662,838
Total Common Stocks (Cost: $1,242,610,631)		1,132,894,052
MONEY MARKET FUND: 0.0% (Cost: $147,517)
147,517	Dreyfus Government Cash Management Fund - Institutional Shares	147,517
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $1,242,758,148)		1,133,041,569

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2%
Repurchase Agreements: 1.2%
$3,138,115	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $3,138,669; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $3,200,877 including accrued interest)	3,138,115
659,970	Repurchase agreement dated 6/29/18 with Credit Agricole CIB, 2.07%, due 7/2/18, proceeds $660,084; (collateralized by various U.S. government and agency obligations, 0.00% to 1.63%, due 2/15/26 to 5/15/44, valued at $673,170 including accrued interest)	659,970
3,138,115	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $3,138,669; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $3,200,877 including accrued interest)	3,138,115
3,138,115	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.12%, due 7/2/18, proceeds $3,138,669; (collateralized by U.S. government and agency obligations 4.00%, due 6/20/47, valued at $3,200,877 including accrued interest)	3,138,115
3,138,115	Repurchase agreement dated 6/29/18 with RBC Capital Markets LLC, 2.10%, due 7/2/18, proceeds $3,138,664; (collateralized by various U.S. government and agency obligations, 2.00% to 8.00%, due 8/1/19 to 7/1/48, valued at $3,200,877 including accrued interest)	3,138,115
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $13,212,430)		13,212,430
Total Investments: 101.0% (Cost: $1,255,970,578)		1,146,253,999
Liabilities in excess of other assets: (1.0)%		(11,076,511)
NET ASSETS: 100.0%		$1,135,177,488

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,068,182.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	16.7%	$189,159,232
Semiconductor Equipment	18.3	206,738,962
Semiconductors	65.0	736,995,858
Money Market Fund	0.0	147,517
	100.0%	$1,133,041,569

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,132,894,052	$—	$—	$1,132,894,052
Money Market Fund	147,517	—	—	147,517
Repurchase Agreements	—	13,212,430	—	13,212,430
Total	$1,133,041,569	$13,212,430	$—	$1,146,253,999

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Schedules of Investments

VANECK VECTORS SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Australia: 2.1%
20,395	Orora Ltd. #	$53,780
20,033	South32 Ltd. #	53,408
		107,188
Cayman Islands: 0.9%
1,887	Theravance Biopharma, Inc. (USD) *	42,797
China / Hong Kong: 4.0%
145,000	China Overseas Property Holdings Ltd. #	47,822
6,000	CK Asset Holdings Ltd. #	47,499
854,000	Global Brands Group Holding Ltd. * #	50,981
8,000	Wharf Real Estate Investment Co. Ltd. #	56,807
		203,109
Denmark: 1.0%
1,083	Nilfisk Holding A/S * #	52,722
Finland: 1.9%
6,688	Caverion Corp. * #	47,504
2,574	Valmet OYJ #	49,465
		96,969
France: 1.0%
504	Fnac Darty SA * #	47,765
Germany: 1.2%
2,776	METRO AG #	34,204
685	OSRAM Licht AG #	27,891
		62,095
Ireland: 0.9%
617	Allegion Plc (USD)	47,731
Italy: 1.0%
8,976	Italgas SpA #	49,393
Norway: 1.3%
9,427	Aker Solutions ASA * # Reg S	65,676
Singapore: 0.8%
34,900	Frasers Centrepoint Ltd. #	42,244
Sweden: 3.2%
17,464	Arjo AB	62,371
3,878	Bonava AB #	45,479
5,097	Svenska Cellulosa AB #	55,245
		163,095
Switzerland: 1.1%
2,116	Idorsia Ltd. * #	55,684
United Kingdom: 3.0%
1,096	Delphi Technologies Plc (USD)	49,824
32,904	Gocompare.Com Group Plc #	56,755
9,058	Indivior Plc * #	45,629
		152,208
United States: 76.2%
871	Adient Plc	42,844
1,480	AdvanSix, Inc. *	54,212
1,162	Alcoa Corp. *	54,475
1,434	Associated Capital Group, Inc.	54,420
996	Brighthouse Financial, Inc. *	39,910
76	Cable One, Inc.	55,730
3,262	California Resources Corp. *	148,225
3,781	CareTrust REIT, Inc.	63,105
1,750	Cars.com, Inc. *	49,683
800	CDK Global, Inc.	52,040
1,073	Chemours Co.	47,598
13,278	Civeo Corp. *	57,892
9,236	Colony Capital, Inc.	57,633
2,694	Conduent, Inc. *	48,950
1,774	CONSOL Energy, Inc. *	68,033
1,139	CSW Industrials, Inc. *	60,196
2,994	Donnelley Financial Solutions, Inc. *	52,006
1,002	Energizer Holdings, Inc.	63,086
2,361	Enova International, Inc. *	86,295
1,881	Exterran Corp. *	47,100
680	Fortive Corp.	52,435
2,329	Four Corners Property Trust, Inc.	57,363
1,575	Gaming and Leisure Properties, Inc.	56,385
5,218	Gannett Co., Inc.	55,833
1,775	GCP Applied Technologies, Inc. *	51,386
1,110	Halyard Health, Inc. *	63,547
770	Herc Holdings, Inc. *	43,382
2,848	Hewlett Packard Enterprise Co.	41,609
1,198	Hilton Grand Vacations, Inc. *	41,571
695	Ingevity Corp. *	56,198
2,912	International Seaways, Inc. *	67,384
1,006	Keysight Technologies, Inc. *	59,384
751	KLX, Inc. *	53,997
4,027	Knowles Corp. *	61,613
956	Lamb Weston Holdings, Inc.	65,496
2,456	Lands’ End, Inc. *	68,522
612	Liberty Broadband Corp. *	46,292
2,870	LSC Communications, Inc.	44,944
756	Lumentum Holdings, Inc. *	43,772
214	Madison Square Garden Co. *	66,381
3,647	Mallinckrodt Plc *	68,053
742	Murphy USA, Inc. *	55,123
3,977	Navient Corp.	51,820
2,987	New Media Investment Group, Inc.	55,200
3,114	New Residential Investment Corp.	54,464
6,639	New Senior Investment Group, Inc.	50,257
3,207	News Corp.	49,709
4,125	NorthStar Realty Europe Corp.	59,771
4,801	NOW, Inc. *	63,997
799	ONE Gas, Inc.	59,717
1,979	Park Hotels and Resorts, Inc.	60,617
664	PayPal Holdings, Inc. *	55,291
1,727	Pinnacle Entertainment, Inc. *	58,252
1,065	PJT Partners, Inc.	56,860
2,724	Quality Care Properties, Inc. *	58,593
2,616	Rayonier Advanced Materials, Inc.	44,707
689	Science Applications International Corp.	55,761
1,007	SPX FLOW, Inc. *	44,076
3,294	TimkenSteel Corp. *	53,857
658	TopBuild Corp. *	51,548
3,192	Uniti Group, Inc. *	63,936
2,517	Urban Edge Properties	57,564
1,440	Varex Imaging Corp. *	53,410
1,368	Versum Materials, Inc.	50,821
3,182	Vista Outdoor, Inc. *	49,289
8,091	Washington Prime Group, Inc.	65,618
2,653	Welbilt, Inc. *	59,188
2,654	Xenia Hotels and Resorts, Inc.	64,651
		3,873,077
Total Common Stocks (Cost: $4,285,213)		5,061,753
MONEY MARKET FUND: 0.4% (Cost: $21,289)
21,289	Dreyfus Government Cash Management Fund - Institutional Shares	21,289
Total Investments: 100.0% (Cost: $4,306,502)		5,083,042
Liabilities in excess of other assets: (0.0)%		(13)
NET ASSETS: 100.0%		$5,083,029

Definitions:
USD	United States Dollar

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $985,953 which represents 19.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	17.5%	$890,343
Consumer Staples	3.2	162,786
Energy	7.8	396,418
Financials	7.8	395,775
Health Care	7.7	391,491
Industrials	14.9	755,103
Information Technology	10.4	525,996
Materials	10.3	524,866
Real Estate	17.9	909,865
Utilities	2.1	109,110
Money Market Fund	0.4	21,289
	100.0%	$5,083,042

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$107,188	$—	$107,188
Cayman Islands	42,797	—	—	42,797
China / Hong Kong	—	203,109	—	203,109
Denmark	—	52,722	—	52,722
Finland	—	96,969	—	96,969
France	—	47,765	—	47,765
Germany	—	62,095	—	62,095
Ireland	47,731	—	—	47,731
Italy	—	49,393	—	49,393
Norway	—	65,676	—	65,676
Singapore	—	42,244	—	42,244
Sweden	62,371	100,724	—	163,095
Switzerland	—	55,684	—	55,684
United Kingdom	49,824	102,384	—	152,208
United States	3,873,077	—	—	3,873,077
Money Market Fund	21,289	—	—	21,289
Total	$4,097,089	$985,953	$—	$5,083,042

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $329,139. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2018 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: August 28, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: August 28, 2018